DISCONTINUED OPERATIONS - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of major classed of assets included as part of discontinued operations:
Current assets from discontinued operations	$ 4,842	$ 3,211
Long-term assets from discontinued operations	2,837	5,659
Total long-term assets from discontinued operations
Total current liabilities from discontinued operations	2,794	3,682
Discontinued Operations, Disposed of by Sale | Pharmacy Services Business
Carrying amounts of major classed of assets included as part of discontinued operations:
Accounts receivable, net	1,805	842
Prepaid expenses and other current assets	94	218
Inventories	2,943	2,150
Current assets from discontinued operations	4,842	3,210
Intangible assets, net	14	2,053
Property plant and equipment, net	1,194	1,782
Right-of-use assets	1,461	1,661
Other assets	168	163
Long-term assets from discontinued operations	2,837	5,659
Total long-term assets from discontinued operations
Accounts payable	857	1,332
Accrued liabilities	641	880
Accrued payroll and benefits	834	1,039
Current portion of lease obligations	462	431
Total current liabilities from discontinued operations	2,794	3,682
Long-term portion of lease obligations	1,128	1,327
Total long-term liabilities from discontinued operations	$ 1,128	$ 1,327